Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.12	$ 0.12
Ordinary shares, shares authorized	[1]	300,000,000	300,000,000
Ordinary shares, shares issued	[1]	17,808,947	9,830,373
Ordinary shares, shares outstanding	[1]	17,808,947	9,830,373

[1]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.